Stock-Based Compensation (Details) - Schedule of Stock Option Activity - $ / shares					1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Feb. 14, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 13, 2024	Sep. 30, 2024	Dec. 31, 2023
Schedule of Stock Option Activity [Abstract]
Outstanding Shares, Balance	2,657,486		782,499	1,138,110		2,657,486	782,499
Weighted Average Exercise Price Per Share, Balance	$ 1.63		$ 0.27	$ 0.29		$ 1.63	$ 0.27
Weighted Average Remaining Contractual Life (in years), Balance			6 years 10 months 9 days	8 years 2 months 4 days		9 years 6 months 3 days	6 years 10 months 9 days
Outstanding Shares, Exercisable			651,663				651,663
Weighted Average Exercise Price Per Share, Exercisable			$ 0.28				$ 0.28
Weighted Average Remaining Contractual Life (in years), Exercisable	4 months 17 days						6 years 7 months 6 days
Outstanding Shares, Options exercised							(24,166)
Weighted Average Exercise Price Per Share, Options exercised							$ 0.24
Outstanding Shares, Options cancelled/forfeited/expired							(331,445)
Weighted Average Exercise Price Per Share, Options cancelled/forfeited/expired							$ 0.31